PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2015
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and equipment, net
	As of December 31,
	2014	2015

Building	$33,558	$32,142
Computer equipment and application software	39,032	22,861
Furniture and vehicles	305	163
Leasehold improvements	5,136	1,343
	$78,031	$56,509
Less: Accumulated depreciation	$(36,093)	$(23,130)
Less: Accumulated impairment loss	(90)	(90)
	$41,848	$33,289